FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2019	2018
Designated derivative instruments -short-term assets:
Interest rate swaps	520	—
Non-designated derivative instruments -short-term assets:
Cross currency interest rate swaps	—	5,279
Total derivative instruments - short-term assets	520	5,279
Designated derivative instruments -long-term assets:
Interest rate swaps	377	5,459
Cross currency interest rate swaps	189	—
Non-designated derivative instruments -long-term assets:
Interest rate swaps	2,913	5,174
Total derivative instruments - long-term assets	3,479	10,633

(in thousands of $)	2019	2018
Designated derivative instruments -short-term liabilities:
Interest rate swaps	6,067	—
Cross currency interest rate swaps	—	33,004
Non-designated derivative instruments -short-term liabilities:
Cross currency interest rate swaps	—	12,043
Total derivative instruments - short-term liabilities	6,067	45,047
Designated derivative instruments -long-term liabilities:
Interest rate swaps	5,477	1,811
Cross currency interest rate swaps	2,105	4,709
Cross currency swaps	11,049	9,607
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	1,948	86
Total derivative instruments - long-term liabilities	20,579	16,213

Schedule of interest rate swap transactions designated as hedges against specific loans	At December 31, 2019, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$108,867 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$83,938 (reducing to $70,125)	December 2016	December 2021	2.88% - 3.12%
$87,125 (reducing to $70,125)	January 2017	January 2022	2.28% - 2.79%
$24,267 (reducing to $19,413)	September 2015	March 2022	1.67%
$160,781 (reducing to $149,844)	February 2016	February 2021	1.07% - 1.26%
$63,987 (equivalent to NOK500 million)	October 2017	March - June 2020	6.86% - 6.96%	*
$56,000 (remaining at $56,000)	June 2019	September 2023	1.84%	†
$14,699 (equivalent to NOK128 million)	June 2019	September 2023	6.70% - 6.77%	*
$11,254 (equivalent to NOK100 million)	August 2019	September 2023	6.378%	†
$30,000 (remaining at $30,000)	June 2019	June 2024	2.15%	†
$48,332 (equivalent to NOK420 million)	June 2019	June 2024	6.85% - 6.90%	†
$100,000 (remaining at $100,000)	August 2019	August 2029	1.45% - 1.60%

*	These swaps relate to the NOK500 million and NOK700 million unsecured bonds due 2020 and 2023 respectively, whereby the fixed interest rate paid is exchanged for NIBOR plus the margin on the bond.
†
These swaps relate to the NOK700 million and NOK700 million unsecured bonds due 2023 and 2024 respectively, where a fixed interest rate is paid in exchange for LIBOR excluding margin on the underlying bonds.

Schedule of currency swap transactions

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK500 million	US$64.0 million	October 2017	March - June 2020
NOK600 million	US$76.8 million	June 2019	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	June 2019	June 2024

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2019, and 2018, are as follows:

	2019	2019	2018	2018
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	12,753	12,753	13,245	13,245
Equity Securities	17,551	17,551	73,929	73,929
Equity securities pledged to creditors	43,775	43,775	—	—
Floating rate NOK bonds due 2019	—	—	77,722	77,916
Floating rate NOK bonds due 2020	56,910	58,191	57,829	58,841
Floating rate NOK bonds due 2023	79,674	81,567	69,395	69,568
Floating rate NOK bonds due 2024	79,674	79,674	—	—
5.75% unsecured convertible bonds due 2021	212,230	227,025	212,230	199,496
4.875% unsecured convertible bonds due 2023	148,300	165,503	151,700	139,374
Derivatives:
Interest rate/ currency swap contracts – short-term receivables	520	520	5,279	5,279
Interest rate/ currency swap contracts – long-term receivables	3,479	3,479	10,633	10,633
Interest rate/ currency swap contracts – short-term payables	6,067	6,067	45,047	45,047
Interest rate/ currency swap contracts – long-term payables	20,579	20,579	16,213	16,213

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at December 31, 2019, are measured as follows:

		Fair value measurements using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	12,753	4,690	8,063
Equity securities	17,551	17,551
Equity securities pledged to creditors	43,775	43,775
Interest rate/ currency swap contracts – short-term receivables	520		520
Interest rate/ currency swap contracts - long-term receivables	3,479		3,479
Total assets	78,078	66,016	12,062	—
Liabilities:
Floating rate NOK bonds due 2020	58,191	58,191
Floating rate NOK bonds due 2023	81,567	81,567
Floating rate NOK bonds due 2024	79,674	79,674
5.75% unsecured convertible bonds due 2021	227,025	227,025
4.875% unsecured convertible bonds due 2023	165,503	165,503
Interest rate/ currency swap contracts – short-term payables	6,067		6,067
Interest rate/ currency swap contracts – long-term payables	20,579		20,579
Total liabilities	638,606	611,960	26,646	—

The above fair values of financial assets and liabilities as at December 31, 2018, were measured as follows:

		Fair value measurements using
	December 31, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	13,245	13,245		—
Equity securities	73,929	73,929
Interest rate/ currency swap contracts – short-term receivables	5,279		5,279
Interest rate/ currency swap contracts – long-term receivables	10,633		10,633
Total assets	103,086	87,174	15,912	—
Liabilities:
Floating rate NOK bonds due 2019	77,916	77,916
Floating rate NOK bonds due 2020	58,841	58,841
Floating rate NOK bonds due 2023	69,568	69,568
5.75% unsecured convertible bonds due 2021	199,496	199,496
4.875% unsecured convertible bonds due 2023	139,374	139,374
Interest rate/ currency swap contracts – short-term payables	45,047		45,047
Interest rate/ currency swap contracts – long-term payables	16,213		16,213
Total liabilities	606,455	545,195	61,260	—